Equity and Remuneration to Shareholders - Schedule of Income Reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity And Remuneration To Shareholders
Legal reserve	R$ 2,024		R$ 1,674	R$ 1,387
Statutory reserve	57		57	57
Profit retention reserve	10,332		8,842	6,546
Unrealized profit reserve	835		835	835
Incentive tax reserve	327		213	150
Reserve for mandatory dividends not distributed		R$ 3,734	1,420	1,420
Income reserves	R$ 13,575		R$ 13,041	R$ 10,395